Financial Instruments and Derivative Contracts - Gains (Losses) from Derivatives Contracts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Disclosures [Line Items]
Foreign currency transaction (gains) losses	$ (9)	$ 115	$ (107)
Income from discontinued operations [Member]
Fair Value Disclosures [Line Items]
Foreign currency transaction (gains) losses	$ (5)	$ 3	$ (14)